Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 04, 2012
Summary of Significant Accounting Policies (Textual) [Abstract]
Ownership interest				54.11%
Common stock sold			6,205,250	6,425,905	3,384,611
Price of share					$ 8.00
Proceeds from sale of common stock	$ 27,100,000
Number of share exchanged					1.3190
Common stock, shares outstanding			6,205,250	6,147,689	6,205,250
Conversion ratio			1.3190
Cash and cash equivalents with original maturities			90 days
Interest income on mortgage and commercial loans discontinued, period			90 days
Consumer loans are charged off			120 days
Nonaccrual loans and loans past due			90 days
Accrued interest on loans			677,000	654,000
Non-accrual Loans status non-payment period			90 days
Commercial portfolio segments		18 months	24 months
Actual loss history experiencing period for all other portfolio segments			3 years
Loan servicing fees, net			(26,000)	26,000
Tax benefit percentage			50.00%
Income tax expense benefit for tax positions			$ 0
Gross amount of gains and profits on the deposit, percentage			25.00%
Surplus fund compared to the amount of deposits, percentage			10.00%
Surplus fund compared to the amount of deposits allowed, percentage			25.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Period of individual loans are sold by the mortgage company			90 days
Estimated useful lives initially measured at fair value			15 years
Interest-earning time deposits maturity period			4 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Period of individual loans are sold by the mortgage company			30 days
Estimated useful lives initially measured at fair value			4 years
Interest-earning time deposits maturity period			1 year
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components			30 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components			5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components			10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components			3 years